Property, Plant And Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 4 – PROPERTY, PLANT AND EQUIPMENT, NET

The Company’s property, plant and equipment consisted of the following as of:

	September 30, 2025	December 31, 2024
Gross Amount
Computer & peripheral	436,675	290,724
Furniture	335,516	175,538
Leasehold improvement	735,402	254,468
Office equipment	406,181	156,579
Pay Per Use Systems	4,821,194	3,374,228
Plant and machinery	555,490	377,121
Server & networking	40,828	34,926
Vehicles	687,768	191,961
Demo system	1,548,645	1,128,305
Capital work in progress	-	47,592
Accumulated depreciation	(1,317,974)	(645,487)
Total	8,249,725	5,385,955

Depreciation expenses for the three months ended September 30, 2025 and 2024 amounted to $297,173 and $119,502, respectively.

Depreciation expenses for the nine months ended September 30, 2025 and 2024 amounted to $766,416 and $290,079, respectively.

From its inventory, the Company determined to use six systems for demonstration purposes. As of September 30, 2025, five systems are situated in the Company’s premises while one system is situated at a partner’s location. Hence, these systems are recorded as property, plant and equipment in accordance with ASC 360.

NOTE 4 – PROPERTY, PLANT AND EQUIPMENT, NET

The Company’s property, plant and equipment consisted of the following:

	December 31, 2024	December 31, 2023
Gross Amount
Computer & peripheral	290,724	180,009
Furniture	175,538	175,707
Leasehold improvement	254,468	154,651
Office equipment	156,579	103,371
Pay Per Use Systems	3,374,228	-
Plant and machinery	377,121	128,498
R & D equipment	-	90,434
Server & networking	34,926	21,999
Vehicles	191,961	183,577
Demo system	1,128,305	-
Capital work in progress	47,592	-
Accumulated depreciation	(645,487)	(331,841)
Total	5,385,955	706,405

Depreciation expenses for the year ended December 31, 2024, and December 31, 2023, amounted to $436,005 and $152,738 respectively.

From its inventory, the Company decided to use 4 systems for demonstration purposes. As at December 31, 2024, three systems are placed in Company’s premises while 1 system is placed at partner’s location. Hence, these systems are recorded as Property, plant and equipment in accordance with ASC 360.